OPERATING SEGMENTS - Total Net Operating Revenues Related to Concentrate and Finished Products Operation (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Concentrate operations	59.00%	58.00%	56.00%
Finished products operations	41.00%	42.00%	44.00%
Sales Revenue Net Percentage	100.00%	100.00%	100.00%